Debt - Summary of Components of Third-Party Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total principal amounts of debt	$ 60,000	$ 58,103	$ 27,000
Plus: Accretion	58	213
Less: current portion of long-term debt, net of discounts	(57,677)	(53,360)	(24,140)
Less: unamortized deferred financing costs and debt discounts	(2,381)	(1,853)	(885)
Long-term debt, net of current portion and discounts		3,103	2,003
Plus: Accretion		213	28
Convertible Notes
Debt Instrument [Line Items]
Total principal amounts of debt		3,103	2,000
2021 Term Loan
Debt Instrument [Line Items]
Total principal amounts of debt		$ 55,000	$ 25,000
Fortress Term Loan
Debt Instrument [Line Items]
Total principal amounts of debt	$ 60,000